Taxation - Analysis of Our Taxation Expenses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Origination and reversal of temporary differences	£ 46	£ 96	£ 70
Adjustments in respect of earlier years	(57)	26	2
Impact of change in UK corporation tax rate to 17% (2016/17: 17%, 2015/16: 19%)		63	96
Remeasurement of temporary differences	11
Total deferred taxation credit		185	168
Total taxation expense	(584)	(446)	(441)
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Current	(578)	(555)	(617)
Adjustments in respect of earlier years	37	33	59
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Current	(66)	(109)	(80)
Adjustments in respect of earlier years	23		29
Total current tax expense	£ (584)	£ (631)	£ (609)